Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Dreyfus Strategic Municipals, Inc.

200 Park Avenue

New York, NY 10166

Under the

Investment Company Act of 1940, As Amended

Investment Company Act File No. 811-05245

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “Act”) and states that it is filing this notice pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for redemption.

(1)    Title of the class of securities of Dreyfus Strategic Municipals, Inc.  (the “Fund”) to be redeemed

Auction Rate Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #261932 20 6), Series T (CUSIP #261932 30 5), Series W (CUSIP #261932 40 4,) Series TH (CUSIP #261932 50 3), and Series F (CUSIP #261932 60 2) (the “Preferred Shares”).

(2)    Date on which the securities are to be called or redeemed:

Series                                                      Date

M T W TH F	April 27, 2010 April 28, 2010 April 29, 2010 April 30, 2010 April 26, 2010

(3)    Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 4 (a) (i) of the Articles Supplementary dated January 26, 2000, of the Fund.

(4)    The principal amount or number of shares and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, pro-rata by series (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

                        Number of

Series                     Shares                    Amount

M T W TH F	154 154 154 154 154	$3,850,000 $3,850,000 $3,850,000 $3,850,000 $3,850,000

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SIGNATURE

            Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by undersigned on this 8th day of April, 2010.

                                                                        DREYFUS STRATEGIC MUNICIPALS, INC.

By: /s/ Robert R. Mullery

      Name:  Robert R. Mullery

      Title:  Vice President and Assistant

      Secretary